Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI MONEY MARKET FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	gmmf_SupplementTextBlock

The Gabelli Money Market Funds (the “Trust”)

The Gabelli U.S. Treasury Money Market Fund (the “Fund”)

Supplement dated September 28, 2017 to the Fund’s Summary Prospectus and Prospectus for Class AAA, Class A, and Class C shares each dated January 27, 2017, as supplemented from time to time

Effective October 1, 2017, the total expense ratio for the Fund is reduced from 0.11% of the Fund’s average daily net assets to 0.08% of the Fund’s average daily net assets. Accordingly, corresponding changes are made to the Fees and Expenses table in the Prospectus and the Summary Prospectus.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmmf_SupplementTextBlock

The Gabelli Money Market Funds (the “Trust”)

The Gabelli U.S. Treasury Money Market Fund (the “Fund”)

Supplement dated September 28, 2017 to the Fund’s Summary Prospectus and Prospectus for Class AAA, Class A, and Class C shares each dated January 27, 2017, as supplemented from time to time

Effective October 1, 2017, the total expense ratio for the Fund is reduced from 0.11% of the Fund’s average daily net assets to 0.08% of the Fund’s average daily net assets. Accordingly, corresponding changes are made to the Fees and Expenses table in the Prospectus and the Summary Prospectus.